Equity Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Equity Transactions [Abstract]
Roll forward of RSU activity

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	90,000	$1.44
Granted in 2012	—	—
Vested in 2012	(50,000)	1.44
Forfeited in 2012	—	—

Nonvested at December 31, 2012	40,000	$1.44